32. Non cash transactions	12 Months Ended
Dec. 31, 2020
Non Cash Transactions
Non cash transactions
32.	Non cash transactions

During 2020, 2019 and 2018 the Group had the following non-cash transactions:

•      Purchase of property plant and equipment items not yet paid as per note 15.3;

•      Purchase of intangible assets not yet paid as per note 16.3.